Trade and Other Payables (Tables)	12 Months Ended
Dec. 31, 2022
Trade and Other Payables [Abstract]
Schedule of trade and other payables
	Year ended December 31,
Group	2022	2021
	$000	$000
Trade payables	4,962	4,406
Accruals	1,570	1,775
	6,532	6,181